Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 30 Commitments and Contingencies

Exploration Commitments

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Commitments for payments under exploration permits in existence at the reporting date but not recognized as liabilities payable	$470,763	$2,000

So as to maintain current rights to tenure of various exploration tenements, the Company will be required to outlay amounts in respect of tenement exploration expenditure commitments. These outlays, which arise in relation to granted tenements are noted above. The outlays may be varied from time to time, subject to approval of the relevant government departments, and may be relieved if a tenement is relinquished.

Exploration commitments are calculated on the assumption that each of these tenements will be held for its full term. But, in fact, commitments will decrease materially as exploration advances and ground that is shown to be unprospective is progressively surrendered. Expenditure commitments on prospective ground will be met out of existing funds, farm-outs, and new capital raisings.

Capital Commitments

Significant capital expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Property, plant and equipment	$52,968,336	$9,321,453

The capital commitments relate to purchases of property, plant and equipment in connection with the expansion of our business and development of our technologies in the NAM and BTS business segments and are expected to be recognized within the next twelve months.

Legal Proceedings

The Company is currently not a party to any material legal proceedings. From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. Such claims or legal actions, even if without merit, could result in the expenditure of significant financial and management resources and potentially result in civil liability for damages.